Subsequent Events (Details) - Forecast [Member]	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CNY (¥)	Jun. 03, 2024 $ / shares shares
Subsequent Events [Line Items]
Shares of public offering					100,010,000
Common stock price per share (in Dollars per share) | $ / shares					$ 0.04
Preferred shares					10,000
Preferred shares					10,000
Non-Revolving Loan [Member]
Subsequent Events [Line Items]
Non-revolving loan	$ 969,489	¥ 7,000,000	$ 1,384,984	¥ 10,000,000
Non-Revolving Loan [Member] | Agricultural Bank of China [Member]
Subsequent Events [Line Items]
Maturity date			Jun. 16, 2025	Jun. 16, 2025
Annual interest rate			3.20%	3.20%
Non-Revolving Loan [Member] | Bank of Jiangsu [Member]
Subsequent Events [Line Items]
Maturity date	Aug. 27, 2025	Aug. 27, 2025
Annual interest rate	3.30%	3.30%
Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Shares of public offering					12,510,000
Ordinary shares, shares issued					100,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued					12,500,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.04